BOARD OF DIRECTORS - Narrative (Details)		12 Months Ended
	Dec. 11, 2020 shares	Dec. 31, 2021 EUR (€) tier	Dec. 31, 2021 USD ($) tier
Share based compensation [Line Items]
Number of tiers in the Board of Management, prior to listing		2	2
Number of tiers in the Board of Management		1	1
Key management personnel compensation, additional compensation, amount per day		€ 1,000	$ 1,186
CEO | LTIP
Share based compensation [Line Items]
Number of shares obtained on option conversion (in shares) | shares	4,200,000